Condensed Consolidated Statements of Operations - BRL (R$) shares in Thousands, R$ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net operating revenue	R$ 16,694,936		R$ 17,961,943		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Cost of sales and services	(11,804,863)		(11,722,808)		(15,676,216)		(16,741,791)		(16,250,083)
Gross profit	4,890,073		6,239,135		8,113,438		9,254,632		11,103,682
Operating (expenses) income
Selling expenses	(3,311,464)		(3,238,628)		(4,399,936)		(4,383,163)		(4,719,811)
General and administrative expenses	(1,916,149)		(2,299,597)		(3,064,252)		(3,687,706)		(3,912,178)
Other operating income (expenses), net	513,461		125,360		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization items, net	32,379,577		(491,748)		(2,371,918)		(9,005,998)
Loss before financial and taxes	32,555,498		334,522		(2,766,590)		(9,059,320)		177,373
Financial expenses, net	(3,636,430)		(1,357,273)		(1,612,058)		(4,375,309)		(6,724,489)
Income (loss) before taxes	28,919,068	[1]	(1,022,751)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income tax expense (current and deferred)	145,226		46,041		350,987		(2,245,113)		(3,379,928)
Net profit (loss) attributable to non-controlling interests	29,064,294		(976,710)		(4,027,661)		(15,679,742)		(9,927,044)
Loss for the year from discontinued operations, net									(867,139)
Net loss for the year	29,064,294		(976,710)		(4,027,661)		(15,679,742)		(10,794,183)
Net profit (loss) allocated - basic and diluted	29,055,328		(911,712)		(3,736,518)		(15,502,132)		(10,381,490)
Net loss attributable to non-controlling interests	8,966		(64,998)		(291,143)		(177,610)		(412,693)
Common Stock
Operating (expenses) income
Net profit (loss) allocated - basic and diluted	R$ 22,350,603		R$ (701,328)		R$ (2,874,290)		R$ (11,924,904)		R$ (4,473,818)
Weighted average number of outstanding shares-basic and diluted	519,752		519,752		519,752		519,752		314,518
Net loss per share attributable to owners of the Company shares-basic and diluted	R$ 43.00		R$ (1.35)		R$ (5.53)		R$ (22.94)		R$ (14.22)
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted	R$ 43.00		R$ (1.35)		R$ (5.53)		R$ (22.94)		(13.04)
Net loss per share from discontinued operation attributable to owners of the Company shares-basic and diluted									R$ (1.13)
Preferred Stock
Operating (expenses) income
Net profit (loss) allocated - basic and diluted	R$ 6,704,725		R$ (210,384)		R$ (862,228)		R$ (3,577,228)		R$ (5,907,672)
Weighted average number of outstanding shares-basic and diluted	155,915		155,915		155,915		155,915		415,321
Net loss per share attributable to owners of the Company shares-basic and diluted	R$ 43.00		R$ (1.35)		R$ (5.53)		R$ (22.94)		R$ (14.22)
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted	R$ 43.00		R$ (1.35)		R$ (5.53)		R$ (22.94)		(13.04)
Net loss per share from discontinued operation attributable to owners of the Company shares-basic and diluted									R$ (1.13)

[1]	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: 09/30/2018 Brazil Foreign operations Total Profit (loss) before income taxes 39,522,275 (10,603,207) 28,919,068 Income tax benefit 99,926 45,300 145,226 Current tax (expense) 67,912 (7,043) 60,869 Deferred tax (expense) benefit 32,014 52,343 84,357 09/30/2017 Brazil Foreign operations Total Profit (loss) before income taxes (409,424) (613,327) (1,022,751) Income tax (expense) 52,775 (6,734) 46,041 Current tax (expense) (745,427) (9,712) (755,139) Deferred tax (expense) benefit 798,203 2,977 801,180
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)